ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 6. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities amounted to $193,612 and $175,702 as of September 30, 2022 and December 31, 2021, respectively. Accounts payable is consisted of payroll liabilities and related costs. Accrued liability is mainly accrued interest of the Economic Injury Disaster Loan (“EIDL”) loan (see Note 8), credit cards, refund liability and deferred revenue (see Note 7).

	September 30, 2022	December 31, 2021
	(Unaudited)
Credit Cards	$40,301	$21,451
Refund Liability	50,121	74,384
Deferred Revenue	68,917	63,009
Payroll liabilities	9,128	-
Payroll tax liabilities	84	7,441
Accrued interest	23,243	9,417
Other liabilities	1,818	-
Net balance	$193,612	$175,702

NOTE 5. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities amounted to $175,702 and $10,428 as of December 31, 2021 and 2020, respectively. Accounts payable is consisted of payroll liabilities and related costs. Accrued liability is mainly accrued interest of the Economic Injury Disaster Loan (“EIDL”) loan (see Note 8), credit cards, refund liability and deferred revenue (see Note 7).

	December 31,	December 31,
	2021	2020
Credit Cards	$21,451	$-
Refund Liability	74,384	-
Deferred Revenue	63,009	-
Payroll liabilities	-	6,945
Payroll tax liabilities	7,441	786
Accrued interest	9,417	2,697
Net balance	$175,702	$10,428